OLD MUTUAL FUNDS I

Old Mutual International Bond Fund
Old Mutual Provident Mid-Cap Growth Fund

Supplement dated December 1, 2008

to the Prospectus dated November 19, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds (the “Funds”), series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Old Mutual Provident Mid-Cap Growth Fund

Effective December 1, 2008, Old Mutual Provident Mid-Cap Growth Fund is closed to new investors, including shares purchased by new investors in exchanges from other Old Mutual Funds.

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Distributor: Old Mutual Investment Partners
R-08-408 12/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual International Bond Fund
Old Mutual Provident Mid-Cap Growth Fund

Supplement dated December 1, 2008

to the Statement of Additional Information dated November 19, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Old Mutual Provident Mid-Cap Growth Fund

Effective December 1, 2008, Old Mutual Provident Mid-Cap Growth Fund is closed to new investors, including shares purchased by new investors in exchanges from other Old Mutual Funds.

________________________________
Distributor: Old Mutual Investment Partners
R-08-409 12/2008